Warrants Liabilities (Tables)	6 Months Ended
Sep. 30, 2025
Warrants Liabilities [Abstract]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model

These warrants do not trade in an active securities market, and as such, the Company estimates their fair value using the Black-Scholes Option Pricing Model (the “Black-Scholes Model”) as of September 30, 2025 and March 31, 2025 using the following assumptions:

	September 30, 2025	March 31, 2025
Representative’s Warrants liability
Stock price	$3.90	$3.30
Exercise price	$48.00	$48.00
Expected term (years)	1.28	1.79
Risk-free interest rate	3.74%	4.59%
Expected volatility	59.11%	51.84%

These warrants do not trade in an active securities market, and as such, the Company estimates its fair value using the Black-Scholes Model as of September 30, 2025 and March 31, 2025 using the following assumptions:

	September 30, 2025	March 31, 2025
Investors’ Warrants liability
Stock price	$3.90	$3.30
Exercise price	$2.70	$2.70
Expected term (years)	3.83	4.33
Risk-free interest rate	3.74%	4.21%
Expected volatility	54.31%	51.48%